Accrued Expenses and Other Current Liabilities	12 Months Ended
Sep. 30, 2021
Accrued expenses and Other Current Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities
Note 13 — Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consist of the following:

	As of September 30,
	2021	2020
Ongoing accrued expenses	$206,905	$217,133
Project-related provisions	125,612	121,658
Taxes payable	34,717	25,739
Dividends payable(1)	44,956	43,084
Derivative instruments(2)	3,281	4,902
Other	196,832	181,092

	$612,303	$593,608

(1)	The amounts payable as a result of the August 4, 2021 and the August 5, 2020 dividend declarations, please see Note 19 to the consolidated financial statements.
(2)	Includes derivatives that are designated as hedging instruments and derivatives that are not designated as hedging instruments, please see Note 7 to the consolidated financial statements.